                                                          FILE NUMBER 028-00568

                                   FORM 13 F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

          Report for the Calendar Year or Quarter Ended June 30, 2009

                     If amended report check here:
                                                  ------

Name of Institutional Investment Manager:
Torray LLC

Business Address:
7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:
William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of August, 2009.


                                             By:  /s/ William M Lane
                                                  ------------------------------
                                                  William M Lane, Vice President
                                                  for Torray LLC

Torray LLC

June 30, 2009

                                                                          Item 6                               Item 8
                                            Item 4                        Invest                          Voting Authority
                      Item 2     Item 3      Fair      Item 5   --------------------------           ---------------------------
Item 1                 Title     CUSIP      Market     Total                               Item 7
Name of Issuer        of Class   Number     Value      Shares   (a)Sole (b)Shared (c)Other Managers   (a)Sole  (b)Shared (c)None
--------------        --------  --------- ----------- --------- ------- --------- -------- --------  --------- --------- -------
Abbott Laboratories   common    002824100  13,496,811   286,922    X                         All       227,322     0      59,600
American Express
  Company             common    025816109   8,919,466   383,798    X                         All       296,073     0      87,725
Applied Materials,
  Inc.                common    038222105  11,637,985 1,060,892    X                         All       873,419     0     187,473
AT & T Inc.           common    00206R102  14,203,512   571,800    X                         All       468,100     0     103,700
Automatic Data
  Processing, Inc.    common    053015103  16,066,582   453,346    X                         All       357,146     0      96,200
Beckton Dickinson
  and Co              common    075887109  13,491,852   189,200    X                         All       148,500     0      40,700
Cintas Corporation    common    172908105  14,469,505   633,516    X                         All       499,916     0     133,600
Cisco Systems, Inc.   common    17275R102  15,189,251   814,874    X                         All       644,074     0     170,800
Dow Chemical          common    260543103   8,073,228   500,200    X                         All       375,100     0     125,100
du Pont (E.I.)
  de Nemours          common    263534109   9,576,756   373,800    X                         All       281,500     0      92,300
Eaton Corporation     common    278058102   9,613,455   215,500    X                         All       170,800     0      44,700
EMC Corporation       common    268648102  15,762,667 1,203,257    X                         All       968,032     0     235,225
Gannett Co., Inc.     common    364730101   2,817,523   789,222    X                         All       763,322     0      25,900
General Electric
  Company             common    369604103   9,515,878   811,935    X                         All       659,599     0     152,336
Illinois Tool Works
  Inc.                common    452308109  15,141,930   405,515    X                         All       339,240     0      66,275
Intel Corporation     common    458140100  15,317,853   925,550    X                         All       739,350     0     186,200
International
  Business Machines   common    459200101  14,972,784   143,390    X                         All       113,290     0      30,100
Johnson & Johnson     common    478160104  15,778,018   277,782    X                         All       213,949     0      63,833
Kraft Foods Inc.      common    50075N104  14,884,716   587,400    X                         All       469,800     0     117,600
LaBranche & Co Inc.   common    505447102  11,974,640 2,784,800    X                         All     2,380,654     0     404,146
Loews Corporation     common    540424108  14,957,660   545,900    X                         All       469,300     0      76,600
Marsh & McLennan
 Companies, Inc.      common    571748102  14,264,541   708,621    X                         All       566,852     0     141,769
McGraw-Hill
  Companies Inc.      common    580645109  14,229,805   472,594    X                         All       367,594     0     105,000
O'Reilly Automotive,
  Inc.                common    686091109   9,121,493   239,535    X                         All       188,335     0      51,200
Owens Corning         common    690742101   6,655,147   520,747    X                         All       423,547     0      97,200
The Procter &
 Gamble Company       common    742718109  14,444,028   282,662    X                         All       227,262     0      55,400
UnitedHealth
  Group Inc.          common    91324P102  14,234,204   569,824    X                         All       466,424     0     103,400
USEC Inc.             common    90333E108  14,006,922 2,632,880    X                         All     2,076,689     0     556,191
The Walt Disney
  Company             common    254687106  15,402,303   660,193    X                         All       517,218     0     142,975
Wellpoint, Inc.       common    94973V107  16,013,556   314,670    X                         All       249,670     0      65,000
Western Union
  Company             common    959802109  13,511,960   823,900    X                         All       647,600     0     176,300
3M Company            common    88579Y101  16,539,520   275,200    X                         All       215,700     0      59,500
                                          -----------
                                          414,285,549

                                      2